Segment data	12 Months Ended
Mar. 31, 2019
Segment data

25. Segment data:

The operating segments reported below are the segments of Toyota for which separate financial information is available and for which operating income/loss amounts are evaluated regularly by executive management in deciding how to allocate resources and in assessing performance.

The major portions of Toyota’s operations on a worldwide basis are derived from the Automotive and Financial Services business segments. The Automotive segment designs, manufactures and distributes sedans, minivans, compact cars, sport-utility vehicles, trucks and related parts and accessories. The Financial Services segment consists primarily of financing, and vehicle leasing operations to assist in the merchandising of the parent company and its affiliated companies products as well as other products. The All Other segment includes the design, manufacturing and sales of housing, telecommunications and other businesses.

The following tables present certain information regarding Toyota’s industry or geographic segments and overseas revenues by destination as of and for the years ended March 31, 2017, 2018 and 2019.

Segment operating results and assets -

As of and for the year ended March 31, 2017:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	25,032,229	1,783,697	781,267	—	27,597,193
Inter-segment sales and transfers	49,618	39,903	539,785	(629,306)	—

Total	25,081,847	1,823,600	1,321,052	(629,306)	27,597,193
Operating expenses	23,388,874	1,601,172	1,239,725	(626,950)	25,602,821

Operating income	1,692,973	222,428	81,327	(2,356)	1,994,372

Assets	16,156,496	22,507,613	2,170,498	7,915,579	48,750,186
Investment in equity method investees	2,745,437	9,792	—	90,193	2,845,422
Depreciation expenses	912,797	671,155	26,998	—	1,610,950
Capital expenditure	1,293,564	2,182,149	53,710	12,014	3,541,437

As of and for the year ended March 31, 2018:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	26,347,229	1,959,234	1,073,047	—	29,379,510
Inter-segment sales and transfers	50,711	57,774	573,071	(681,556)	—

Total	26,397,940	2,017,008	1,646,118	(681,556)	29,379,510
Operating expenses	24,386,805	1,731,462	1,545,306	(683,925)	26,979,648

Operating income	2,011,135	285,546	100,812	2,369	2,399,862

Assets	17,054,209	23,055,981	2,178,118	8,019,941	50,308,249
Investment in equity method investees	3,054,583	11,713	—	96,415	3,162,711
Depreciation expenses	976,735	723,061	34,237	—	1,734,033
Capital expenditure	1,381,122	2,166,805	62,447	(11,667)	3,598,707

As of and for the year ended March 31, 2019:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	27,034,492	2,120,343	1,070,846	—	30,225,681
Inter-segment sales and transfers	44,585	33,204	605,531	(683,320)	—

Total	27,079,077	2,153,547	1,676,377	(683,320)	30,225,681
Operating expenses	25,040,193	1,830,726	1,570,839	(683,622)	27,758,136

Operating income	2,038,884	322,821	105,538	302	2,467,545

Assets	17,799,376	24,044,700	2,125,271	7,967,602	51,936,949
Investment in equity method investees	3,215,856	12,172	—	85,675	3,313,703
Depreciation expenses	997,312	758,847	36,216	—	1,792,375
Capital expenditure	1,520,366	2,165,609	66,075	(13,163)	3,738,887

Geographic information -

As of and for the year ended March 31, 2017:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	8,798,903	10,033,419	2,517,601	4,279,617	1,967,653	—	27,597,193
Inter-segment sales and transfers	6,031,965	205,672	163,438	540,204	193,421	(7,134,700)	—

Total	14,830,868	10,239,091	2,681,039	4,819,821	2,161,074	(7,134,700)	27,597,193
Operating expenses	13,628,623	9,927,897	2,693,283	4,384,642	2,102,380	(7,134,004)	25,602,821

Operating income (loss)	1,202,245	311,194	(12,244)	435,179	58,694	(696)	1,994,372

Assets	14,791,969	17,365,237	2,846,469	4,486,021	2,819,935	6,440,555	48,750,186
Long-lived assets	3,376,157	5,274,928	313,182	828,619	404,223	—	10,197,109

As of and for the year ended March 31, 2018:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	9,273,672	10,347,266	2,940,243	4,497,374	2,320,955	—	29,379,510
Inter-segment sales and transfers	6,751,172	227,144	244,981	650,765	132,344	(8,006,406)	—

Total	16,024,844	10,574,410	3,185,224	5,148,139	2,453,299	(8,006,406)	29,379,510
Operating expenses	14,364,926	10,435,511	3,110,198	4,714,940	2,340,636	(7,986,563)	26,979,648

Operating income	1,659,918	138,899	75,026	433,199	112,663	(19,843)	2,399,862

Assets	15,797,024	16,936,704	3,346,179	4,893,582	2,986,661	6,348,099	50,308,249
Long-lived assets	3,511,663	5,179,139	359,355	797,435	420,081	—	10,267,673

As of and for the year ended March 31, 2019:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	9,520,148	10,585,934	3,055,654	4,832,392	2,231,553	—	30,225,681
Inter-segment sales and transfers	7,105,213	231,313	183,197	680,639	101,890	(8,302,252)	—

Total	16,625,361	10,817,247	3,238,851	5,513,031	2,333,443	(8,302,252)	30,225,681
Operating expenses	14,933,686	10,702,732	3,113,983	5,055,542	2,242,333	(8,290,140)	27,758,136

Operating income	1,691,675	114,515	124,868	457,489	91,110	(12,112)	2,467,545

Assets	16,465,702	17,452,216	3,872,301	5,176,990	3,067,270	5,902,470	51,936,949
Long-lived assets	3,607,843	5,469,262	453,921	729,494	424,974	—	10,685,494

“Other” consists of Central and South America, Oceania, Africa and the Middle East.

Revenues are attributed to geographies based on the country location of the parent company or the subsidiary that transacted the sale with the external customer.

There are no any individually material countries with respect to revenues, and long-lived assets included in other foreign countries.

Unallocated amounts included in assets represent assets held for corporate purposes, which mainly consist of cash and cash equivalents and marketable securities and other securities investments. Such corporate assets were ¥9,177,953 million, ¥9,386,399 million and ¥9,329,020 million, as of March 31, 2017, 2018 and 2019, respectively.

Transfers between industry or geographic segments are made at terms and conditions in the ordinary course of business. In measuring the reportable segments’ income or losses, operating income consists of revenue less operating expenses.

Overseas revenues by destination -

The following information shows revenues that are attributed to countries based on location of customers, excluding customers in Japan. In addition to the disclosure requirements under U.S.GAAP, Toyota discloses this information in order to provide financial statements users with valuable information.

	Yen in millions
	For the years ended March 31,
	2017	2018	2019
North America	10,054,431	10,403,647	10,675,298
Europe	2,341,364	2,730,915	2,873,737
Asia	4,414,236	4,793,110	5,355,991
Other	3,923,621	4,186,666	3,944,854

“Other” consists of Central and South America, Oceania, Africa and the Middle East, etc.

Certain financial statements data on non-financial services and financial services businesses -

The financial data below presents separately Toyota’s non-financial services and financial services businesses.

Balance sheets -

	Yen in millions
	March 31,
	2018	2019
Assets
Non-Financial Services Businesses
Current assets
Cash and cash equivalents	2,390,524	2,790,212
Marketable securities	1,546,459	1,108,540
Trade accounts and notes receivable, less allowance for doubtful accounts	2,304,676	2,489,105
Inventories	2,539,497	2,656,396
Prepaid expenses and other current assets	1,818,687	2,118,922

Total current assets .	10,599,843	11,163,175

Investments and other assets	11,861,394	11,643,209
Property, plant and equipment	5,901,958	6,178,503

Total Non-Financial Services Businesses assets	28,363,195	28,984,887

Financial Services Business
Current assets
Cash and cash equivalents	661,745	784,492
Marketable securities	221,901	18,620
Finance receivables, net	6,348,306	6,647,771
Prepaid expenses and other current assets	957,122	997,116

Total current assets	8,189,074	8,447,999

Noncurrent finance receivables, net	9,481,618	10,281,118
Investments and other assets	1,019,574	808,592
Property, plant and equipment	4,365,715	4,506,991

Total Financial Services Business assets	23,055,981	24,044,700

Eliminations	(1,110,927)	(1,092,638)

Total assets	50,308,249	51,936,949

Assets in the non-financial services include unallocated corporate assets.

	Yen in millions
	March 31,
	2018	2019
Liabilities
Non-Financial Services Businesses
Current liabilities
Short-term borrowings	541,968	579,901
Current portion of long-term debt	179,994	173,379
Accounts payable	2,556,393	2,616,143
Accrued expenses	2,980,981	3,075,411
Income taxes payable	429,616	300,703
Other current liabilities	1,797,724	1,755,737

Total current liabilities	8,486,676	8,501,274

Long-term liabilities
Long-term debt	642,691	784,256
Accrued pension and severance costs	917,133	948,377
Other long-term liabilities	1,111,843	1,059,237

Total long-term liabilities	2,671,667	2,791,870

Total Non-Financial Services Businesses liabilities	11,158,343	11,293,144

Financial Services Business
Current liabilities
Short-term borrowings	4,929,478	5,113,888
Current portion of long-term debt	4,053,538	4,127,133
Accounts payable	40,251	39,187
Accrued expenses	145,127	161,105
Income taxes payable	32,711	20,295
Other current liabilities	870,634	997,842

Total current liabilities	10,071,739	10,459,450

Long-term liabilities
Long-term debt	9,574,118	9,974,516
Accrued pension and severance costs	14,049	15,029
Other long-term liabilities	678,858	722,279

Total long-term liabilities	10,267,025	10,711,824

Total Financial Services Business liabilities	20,338,764	21,171,274

Eliminations	(1,110,934)	(1,092,679)

Total liabilities	30,386,173	31,371,739

Mezzanine equity	491,974	498,073

Total Toyota Motor Corporation shareholders’ equity	18,735,982	19,348,152

Noncontrolling interests	694,120	718,985

Total shareholders’ equity	19,430,102	20,067,137

Total liabilities, mezzanine equity and shareholders’ equity	50,308,249	51,936,949

Statements of income -

	Yen in millions
	For the years ended March 31,
	2017	2018	2019
Non-Financial Services Businesses
Net revenues	25,845,453	27,448,165	28,133,676

Costs and expenses
Cost of revenues	21,557,194	22,613,450	23,400,550
Selling, general and administrative	2,511,647	2,721,362	2,591,249

Total costs and expenses	24,068,841	25,334,812	25,991,799

Operating income	1,776,612	2,113,353	2,141,877

Other income (expense), net	200,370	222,326	(161,608)

Income before income taxes and equity in earnings of affiliated companies	1,976,982	2,335,679	1,980,269

Provision for income taxes	562,452	738,763	580,031
Equity in earnings of affiliated companies	360,130	467,718	357,527

Net income	1,774,660	2,064,634	1,757,765

Less - Net income attributable to noncontrolling interests	(89,337)	(89,533)	(97,500)

Net income attributable to Toyota Motor Corporation - Non-Financial Services Businesses	1,685,323	1,975,101	1,660,265

Financial Services Business
Net revenues	1,823,600	2,017,008	2,153,547

Costs and expenses
Cost of revenues	1,221,268	1,320,348	1,418,636
Selling, general and administrative	379,904	411,114	412,090

Total costs and expenses	1,601,172	1,731,462	1,830,726

Operating income	222,428	285,546	322,821

Other income (expense), net	(5,618)	(794)	(17,658)

Income before income taxes and equity in earnings of affiliated companies	216,810	284,752	305,163

Provision for income taxes	66,583	(234,356)	79,903
Equity in earnings of affiliated companies	1,930	2,365	2,539

Net income	152,157	521,473	227,799

Less - Net income attributable to noncontrolling interests	(6,518)	(2,589)	(5,214)

Net income attributable to Toyota Motor Corporation - Financial Services Business	145,639	518,884	222,585

Eliminations	147	(2)	23

Net income attributable to Toyota Motor Corporation	1,831,109	2,493,983	1,882,873

Statements of cash flows -

	Yen in millions			Yen in millions
	For the year ended March 31, 2017			For the year ended March 31, 2018
	Non-Financial Services Businesses	Financial Services Business	Consolidated	Non-Financial Services Businesses	Financial Services Business	Consolidated
Cash flows from operating activities
Net income	1,774,660	152,157	1,926,985	2,064,634	521,473	2,586,106
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	939,795	671,155	1,610,950	1,010,972	723,061	1,734,033
Provision (reversal) for doubtful accounts and credit losses	6,519	92,147	98,666	(74)	76,143	76,069
Pension and severance costs, less payments	21,796	1,457	23,253	5,027	(741)	4,286
Losses on disposal of fixed assets	30,461	212	30,673	35,010	279	35,289
Unrealized losses (gains) on marketable securities	4,422	2,651	7,073	459	387	846
Deferred income taxes	(59,668)	6,504	(53,299)	64,143	(302,103)	(237,961)
Equity in earnings of affiliated companies	(360,130)	(1,930)	(362,060)	(467,718)	(2,365)	(470,083)
Changes in operating assets and liabilities, and other	206,455	258,091	286,247	205,434	312,828	494,543

Net cash provided by operating activities	2,564,310	1,182,444	3,568,488	2,917,887	1,328,962	4,223,128

Cash flows from investing activities
Additions to finance receivables	—	(22,894,114)	(13,636,694)	—	(25,153,088)	(15,058,516)
Collection of and proceeds from sales of finance receivables	—	22,006,010	12,927,981	—	24,117,335	14,046,312
Additions to fixed assets excluding equipment leased to others	(1,206,738)	(17,140)	(1,223,878)	(1,276,788)	(14,329)	(1,291,117)
Additions to equipment leased to others	(152,550)	(2,165,009)	(2,317,559)	(155,114)	(2,152,476)	(2,307,590)
Proceeds from sales of fixed assets excluding equipment leased to others	40,189	1,049	41,238	70,755	1,065	71,820
Proceeds from sales of equipment leased to others	72,659	1,165,619	1,238,278	63,402	1,147,870	1,211,272
Purchases of marketable securities and security investments	(2,104,202)	(412,806)	(2,517,008)	(2,273,805)	(779,111)	(3,052,916)
Proceeds from sales of and maturity of marketable securities and security investments	1,435,267	466,274	1,901,541	1,762,189	761,349	2,523,538
Payment for additional investments in affiliated companies, net of cash acquired	44,274	—	44,274	(576)	—	(576)
Changes in investments and other assets, and other	582,649	(60,345)	571,888	260,015	(106,597)	197,681

Net cash used in investing activities	(1,288,452)	(1,910,462)	(2,969,939)	(1,549,922)	(2,177,982)	(3,660,092)

Cash flows from financing activities
Proceeds from issuance of long-term debt	111,727	4,541,541	4,603,446	212,387	4,666,579	4,793,939
Payments of long-term debt	(82,840)	(3,773,644)	(3,845,554)	(170,072)	(4,314,294)	(4,452,338)
Increase (decrease) in short-term borrowings	51,523	233,331	273,037	(122,222)	461,052	347,738
Dividends paid to Toyota Motor Corporation class shareholders	(3,697)	—	(3,697)	(6,194)	—	(6,194)
Dividends paid to Toyota Motor Corporation common shareholders	(634,475)	—	(634,475)	(620,698)	—	(620,698)
Dividends paid to noncontrolling interests	(63,936)	—	(63,936)	(63,764)	—	(63,764)
Reissuance (repurchase) of treasury stock	(703,986)	—	(703,986)	(447,818)	—	(447,818)

Net cash provided by (used in) financing activities	(1,325,684)	1,001,228	(375,165)	(1,218,381)	813,337	(449,135)

Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	(11,262)	(2,224)	(13,486)	(16,124)	(27,464)	(43,588)

Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	(61,088)	270,986	209,898	133,460	(63,147)	70,313

Cash and cash equivalents and restricted cash and cash equivalents at beginning of year	2,318,152	621,276	2,939,428	2,257,064	892,262	3,149,326

Cash and cash equivalents and restricted cash and cash equivalents at end of year	2,257,064	892,262	3,149,326	2,390,524	829,115	3,219,639

	Yen in millions
	For the year ended March 31, 2019
	Non-Financial Services Businesses	Financial Services Business	Consolidated
Cash flows from operating activities
Net income	1,757,765	227,799	1,985,587
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,033,528	758,847	1,792,375
Provision (reversal) for doubtful accounts and credit losses	(1,375)	81,440	80,065
Pension and severance costs, less payments	30,477	1,168	31,645
Losses on disposal of fixed assets	33,676	2,226	35,902
Unrealized losses (gains) on marketable securities	338,626	846	339,472
Deferred income taxes	(110,346)	23,742	(86,594)
Equity in earnings of affiliated companies	(357,527)	(2,539)	(360,066)
Changes in operating assets and liabilities, and other	(17,488)	15,557	(51,789)

Net cash provided by operating activities	2,707,336	1,109,086	3,766,597

Cash flows from investing activities
Additions to finance receivables	—	(26,000,249)	(15,884,610)
Collection of and proceeds from sales of finance receivables	—	24,925,930	14,859,103
Additions to fixed assets excluding equipment leased to others	(1,435,964)	(16,761)	(1,452,725)
Additions to equipment leased to others	(137,314)	(2,148,848)	(2,286,162)
Proceeds from sales of fixed assets excluding equipment leased to others	63,955	1,482	65,437
Proceeds from sales of equipment leased to others	60,657	1,324,417	1,385,074
Purchases of marketable securities and security investments	(1,737,107)	(103,248)	(1,840,355)
Proceeds from sales of and maturity of marketable securities and security investments	2,255,635	443,163	2,698,798
Payment for additional investments in affiliated companies, net of cash acquired	5,010	—	5,010
Changes in investments and other assets, and other	(268,946)	(4,130)	(246,811)

Net cash used in investing activities	(1,194,074)	(1,578,244)	(2,697,241)

Cash flows from financing activities
Proceeds from issuance of long-term debt	286,085	4,747,506	5,000,921
Payments of long-term debt	(142,556)	(4,336,250)	(4,442,232)
Increase (decrease) in short-term borrowings	49,161	144,277	164,282
Dividends paid to Toyota Motor Corporation class shareholders	(8,690)	—	(8,690)
Dividends paid to Toyota Motor Corporation common shareholders	(636,116)	—	(636,116)
Dividends paid to noncontrolling interests	(69,367)	—	(69,367)
Reissuance (repurchase) of treasury stock	(549,637)	—	(549,637)

Net cash provided by (used in) financing activities	(1,071,120)	555,533	(540,839)

Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	(42,454)	813	(41,641)

Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	399,688	87,188	486,876
Cash and cash equivalents and restricted cash and cash equivalents at beginning of year	2,390,524	829,115	3,219,639

Cash and cash equivalents and restricted cash and cash equivalents at end of year	2,790,212	916,303	3,706,515